23. Deferred tax (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability [abstract]
Liability at 1 January
Arising on business combination
Credited to income statement
Foreign exchange gain
Liability at 31 December